DEBT (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 06, 2023	Apr. 15, 2022	Feb. 22, 2022	Oct. 31, 2021	Oct. 22, 2021	Oct. 12, 2021	Aug. 01, 2021	Jul. 31, 2022	Jun. 30, 2022	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Line of Credit Facility [Line Items]
Revolving line of credit				$ 58,596									$ 58,596
Interest expense										$ 39,693	$ 74,733	198,450	404,915
Line of credit borrowing capacity				58,596								0	58,596
Number of shares issuued		20,704					27,000,000
Conversion price										$ 0.25
Convertible notes payable				800,000						$ 480,000		480,000	800,000
Accrued and unpaid amount				767,288						767,288		767,288	767,288
Restricted cash				750,000									750,000
Convertible long term notes payable										200,000		200,000
Proceeds from issuance of convertible notes													3,000,000
Accrued										$ 2,006		0
Shares issued, price per share										$ 0.75
Debt face amount										$ 200,000,000
Conversion price trigger										$ 0.75
Exercise price										$ 0.625
Warrant term										5 years
Debt percent										200.00%
Inception of the stock settled debt										$ 135,000
Fair value of warrant										73,213
Beneficial conversion feature										135,000
Warrant liability										73,213
Debt discount										$ 208,213
Effective interest rate										13.00%
Accretion expense										$ 658			193,932
Fair value of the warrant liability										51
Interest expense										2,006	0
Escrow Agreement [Member]
Line of Credit Facility [Line Items]
Restricted cash				$ 750,000									750,000
Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of convertible notes										5,000,000
Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Number of shares issuued		310,561
Series A Preferred Stock [Member]
Line of Credit Facility [Line Items]
Debt conversion amount					$ 200,000
Debt conversion, shares					4
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Number of shares issuued				3,459
Fitore Inc [Member]
Line of Credit Facility [Line Items]
Unsecured convertible notes							$ 1,000,000
Debt interest percentage							5.00%
Conversion price per share							$ 1.00
Interest expense										6,049	10,081	31,276	12,219
Unsecured 6% Note Payable Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense										11,604	11,604	$ 46,038	46,038
Unsecured debt														$ 767,288
Bears simple interest percentage												6.00%
Accrued interest				$ 46,038						103,680		$ 92,076	46,038
Unsecured 4% Note Payable Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense										12,320	12,321	$ 48,878	48,878
Unsecured debt														$ 1,221,958
Bears simple interest percentage												4.00%
Accrued interest				48,878						110,076		$ 97,756	48,878
2021 Series Convertible Note Related Party Debt [Member]
Line of Credit Facility [Line Items]
Interest expense										6,049	10,081	31,276	12,219
Accrued interest		$ 704		9,973								29,983	9,973
Debt interest percentage							5.00%
Conversion price per share							$ 1.00
Debt conversion amount		$ 20,000
Number of shares issuued		20,704
Conversion price		$ 1.00
Convertible notes payable				800,000						480,000		480,000	800,000
Accrued interest										36,032		29,983
2021 Series Convertible Note Related Party Debt [Member] | Chief Executive Officer [Member]
Line of Credit Facility [Line Items]
Accrued interest		$ 10,562
Debt conversion amount		$ 300,000
Number of shares issuued		310,561
Conversion price		$ 1.00
2021 Series Convertible Note Related Party Debt [Member] | Series A Preferred Stock [Member]
Line of Credit Facility [Line Items]
Debt conversion amount					$ 200,000
Shares issued upon conversion					8,000
2021 Series Convertible Note Related Party Debt [Member] | Fitore Inc [Member]
Line of Credit Facility [Line Items]
Unsecured convertible notes							$ 1,000,000
Senior Secured Convertible Note Payable [Member]
Line of Credit Facility [Line Items]
Interest expense										0	37,808	46,849	7,808
Accrued interest			$ 17,158	7,808								0	7,808
Unsecured convertible notes						$ 3,000,000
Debt interest percentage						5.00%
Conversion price			$ 1.00			$ 1.00
Accrued and unpaid amount						$ 10,000,000
Debt conversion, shares			3,712,500
Loss on debt conversion			$ 695,342
Convertible long term notes payable				3,000,000						0		0	3,000,000
Accrued										0		0
2022 Series Convertible Notes [Member]
Line of Credit Facility [Line Items]
Interest expense										1,261	$ 0	3,205	0
Accrued interest				$ 0						$ 4,466		3,205	0
Debt interest percentage								5.00%	5.00%
Convertible notes payable								$ 5,000,000	$ 5,000,000
Proceeds from issuance of convertible notes								$ 200,000	$ 200,000
2023 Series Convertible Notes Stock Settled [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of convertible notes	$ 405,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	8.00%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving line of credit												60,000
Interest expense												$ 1,649	$ 376